Critical accounting judgements, estimates and assumptions	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Critical accounting judgements, estimates and assumptions
Note 3. Critical accounting judgements, estimates and assumptions
The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed as follows:
Research and development expenses
The Directors do not consider the development programs to be sufficiently advanced to reliably determine the economic benefits and technical feasibility to justify capitalization of development costs. These costs have been recognised as an expense when incurred.
Research and development expenses relate primarily to the cost of conducting human clinical and pre-clinical
trials. Clinical development costs are a significant component of research and development expenses. Estimates have been used in determining the expense liability under certain clinical trial contracts where services have been performed but not yet invoiced. Generally the costs, and therefore estimates, associated with clinical trial contracts are based on the number of patients, drug administration cycles, the type of treatment and the outcome being measured. The length of time before actual amounts can be determined will vary depending on length of the patient cycles and the timing of the invoices by the clinical trial partners.

Clinical trial expenses
The timing of payment for work conducted under clinical trials often bears little relation to the timing of the work effort. Detailed estimates are made to determine the amount of work effort expended during a reporting period in order to determine the appropriate expense to be recognised, with the resulting prepayments or un-invoiced
amounts being recognised as a prepayment or an accrual respectively.
Share-based payment transactions
The Consolidated Entity measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is estimated using an appropriate option pricing model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity.
Contingent consideration
Contingent consideration relates to the intangible assets acquired, and the fair value of contingent consideration is dependent on the key assumptions used in accounting for the acquisition of those intangible assets. These assumptions include the probability of milestones occurring, and can also include the anticipated timing of settlement and discount rates used.
In the case where contingent consideration is recognised on the basis that the liability is probable of occurring, judgement is used in determining which milestones are considered probable of being triggered and the timing thereof.
Intangible assets available for use
The Consolidated Entity has exercised judgement in determining that its intangible assets, being license agreements, have a finite life and are available for use once acquired. As the business model is to acquire such assets and then develop them to generate returns from future license transactions or other means, management have determined that the assets are available for use from the time that they are acquired. In each case the assigned useful life is the remaining life of the patent over the asset, unless other factors over-ride this assessment.
Impairment of licensing agreements and other indefinite life intangible assets
The Consolidated Entity assesses impairment of
non-financial
assets other than goodwill and other indefinite life intangible assets at each reporting date by evaluating conditions specific to the Consolidated Entity and to the particular asset that may lead to impairment. Judgement is used to determine whether any indicators of impairment exist, and reference is made to the considerations included in AASB 136 Impairment of Assets in this assessment. If an impairment trigger is found to exist, the recoverable amount of the asset is determined.
During the financial year, there has been an impairment in relation to the Paxalisib and
EVT-801
licensing agreements which have been further disclosed in Note 11.